Note 4 - Equity - General and Administrative Expense (Details) - Restricted Stock [Member] - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Share-Based Payment Arrangement, Expense	$ 0	$ 33,250	$ 116,375	$ 16,625
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense	$ 0	$ 33,250	$ 116,375	$ 16,625